Schedule of Investments (unaudited) September 30, 2021	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Cayman Islands — 0.1%
Mill City Solar Loan Ltd., 7.14%, 03/20/43	$2,639	$2,705,310

Total Asset-Backed Securities — 0.1% (Cost: $2,709,536)		2,705,310

	Shares

Common Stocks

China — 0.2%
BYD Co. Ltd., Class H	100,000	3,121,528

Finland — 0.2%
Neste OYJ	70,609	3,983,216

France — 0.7%
BNP Paribas SA	49,339	3,156,742
Cie de Saint-Gobain	62,974	4,237,962
LVMH Moet Hennessy Louis Vuitton SE	1,718	1,230,541
Schneider Electric SE	29,858	4,972,966

		13,598,211

Germany — 0.3%
Daimler AG, Registered Shares	59,551	5,254,285
Infineon Technologies AG	38,067	1,556,871

		6,811,156

Ireland — 0.1%
Trane Technologies PLC	9,192	1,586,999

Israel — 0.2%
Playtika Holding Corp.(a)	165,753	4,579,755

Netherlands — 0.2%
ING Groep NV	215,633	3,134,981
NXP Semiconductors NV	7,863	1,540,126

		4,675,107

South Korea — 0.1%
Samsung SDI Co. Ltd.	4,092	2,481,466

Switzerland — 0.1%
TE Connectivity Ltd.	11,502	1,578,304

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,310	8,631,661

United Kingdom — 0.2%
Lloyds Banking Group PLC	5,027,132	3,128,991

United States — 9.2%
Abbott Laboratories	54,610	6,451,079
Alphabet, Inc., Class C(a)	5,267	14,038,188
American Tower Corp.	50,264	13,340,568
Apple, Inc.	35,000	4,952,500
Applied Materials, Inc.	41,038	5,282,822
Boston Scientific Corp.(a)	259,847	11,274,761
Carrier Global Corp.	41,597	2,153,061

Security	Shares	Value

United States (continued)
DexCom, Inc.(a)	4,027	$2,202,205
Edwards Lifesciences Corp.(a)	14,237	1,611,771
Home Depot, Inc.	21,043	6,907,575
Intuitive Surgical, Inc.(a)	7,079	7,037,588
Johnson Controls International PLC	23,013	1,566,725
Marsh & McLennan Cos., Inc.	95,190	14,414,622
Masco Corp.	157,051	8,724,183
Microsoft Corp.	51,936	14,641,797
NextEra Energy, Inc.	216,785	17,021,958
NVIDIA Corp.	7,830	1,622,063
Quest Diagnostics, Inc.	55,497	8,064,269
salesforce.com, Inc.(a)	43,660	11,841,465
ServiceNow, Inc.(a)	15,880	9,881,648
Thermo Fisher Scientific, Inc.	28,123	16,067,514
Toast, Inc., Class A(a)	32,000	1,598,400
Williams-Sonoma, Inc.	42,268	7,495,384

		188,192,146

Total Common Stocks — 11.9% (Cost: $244,908,583)		242,368,540

Investment Companies

United States — 6.5%
InvesCo QQQ Trust, Series 1	103,200	36,941,472
SPDR S&P 500 ETF Trust	221,450	95,033,053

Total Investment Companies — 6.5% (Cost: $133,326,258)		131,974,525

Total Long-Term Investments — 18.5% (Cost: $380,944,377)		377,048,375

Short-Term Securities

Money Market Funds — 100.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	2,040,100,000	2,040,100,000

Total Short-Term Securities — 100.2% (Cost: $2,040,100,000)		2,040,100,000

Options Purchased — 0.0% (Cost: $539,000)		539,000

Total Investments Before Options Written — 118.7% (Cost: $2,421,583,377)		2,417,687,375

Options Written — (0.0)% (Premiums Received: $(349,250))		(349,250)

Total Investments, Net of Options Written — 118.7% (Cost: $2,421,234,127)		2,417,338,125

Liabilities in Excess of Other Assets — (18.7)%		(381,295,104)

Net Assets — 100.0%		$2,036,043,021

(a)	Non-income producing security.
(b)	Affiliate of the Trust.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock ESG Capital Allocation Trust (ECAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/27/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$2,040,100,000	(b)	$—	$—	$—	$2,040,100,000	2,040,100,000	$—	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
SPDR S&P 500 ETF Trust	Barclays Bank PLC	55,000	12/17/21	USD 440.00	USD 23,603	$539,000

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
SPDR S&P 500 ETF Trust	Barclays Bank PLC	55,000	12/17/21	USD 390.00	USD 23,603	$(349,250)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock ESG Capital Allocation Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,705,310	$—	$2,705,310
Common Stocks
China	—	3,121,528	—	3,121,528
Finland	—	3,983,216	—	3,983,216
France	—	13,598,211	—	13,598,211
Germany	—	6,811,156	—	6,811,156
Ireland	1,586,999	—	—	1,586,999
Israel	4,579,755	—	—	4,579,755
Netherlands	1,540,126	3,134,981	—	4,675,107
South Korea	—	2,481,466	—	2,481,466
Switzerland	1,578,304	—	—	1,578,304
Taiwan	8,631,661	—	—	8,631,661
United Kingdom	—	3,128,991	—	3,128,991
United States	188,192,146	—	—	188,192,146
Investment Companies	131,974,525	—	—	131,974,525
Short-Term Securities
Money Market Funds	2,040,100,000	—	—	2,040,100,000
Options Purchased
Equity Contracts	—	539,000	—	539,000

	$2,378,183,516	$39,503,859	$—	$2,417,687,375

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(349,250)	$—	$(349,250)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

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